Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities
Net income		¥ 806,525	$ 115,333	¥ 1,039,573	¥ 1,951,695
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment		43,040	6,155	52,847	74,492
Amortization of intangible assets		38,775	5,545	5,886	5,116
Share-based compensation		162,745	23,273	192,572	267,101
Share of loss (income) on equity method investments		12,879	1,842	(59,216)	70,643
Gain or loss on fair value changes of short-term investments		(5,722)	(819)	0	0
Gain on repurchase of convertible senior notes		0	0	0	(4,565)
Gain or loss on long-term investments		40	6	90,509	31,250
Gain or loss on disposal of property and equipment		(465)	(66)	(62)	(518)
Provision of losses on receivable and other assets		6,893	986	3,618	11,624
Returns on investments		797	114	1,927	2,067
Changes in operating assets and liabilities
Accounts receivable		(24,031)	(3,436)	7,605	(21,308)
Prepaid expenses and other current assets		110,876	15,855	(72,069)	84,802
Amount due from a related party		(291)	(42)	27,258	(27,203)
Deferred tax assets		1,369	196	(4,323)	2,600
Rental deposits		11,375	1,627	(309)	7,776
Other non-current assets		150,978	21,590	(101,837)	(11,606)
Accounts payable		(37,788)	(5,404)	(3,257)	13,707
Income tax payable		(112,568)	(16,097)	62,337	25,952
Deferred revenue		17,452	2,496	(25,651)	(42,390)
Accrued expenses and other current liabilities		(136,112)	(19,464)	139,607	(183,772)
Amount due to a related party		0	0	(4,314)	(4,865)
Deferred tax liabilities		235,554	33,684	212,835	(147)
Other non-current liabilities		(99,212)	(14,187)	74,458	24,710
Net cash provided by operating activities		1,183,109	169,187	1,639,994	2,277,161
Cash flows from investing activities
Purchase of property and equipment		(492,517)	(70,429)	(285,541)	(576,310)
Payment for long-term investments		(482,259)	(68,962)	(69,209)	(18,750)
Payment for business acquisition		(633,877)	(90,643)	(136,642)	0
Purchase of term deposits		(2,592,723)	(370,754)	(2,851,946)	(5,238,581)
Cash received on maturity of term deposits		4,536,981	648,780	3,047,041	7,909,820
Returns of investments		1,145	164	120	1,517
Payment for short-term investments		(122,396)	(17,502)	0	0
Cash received from sales of short-term investment		0	0	0	308,550
Cash received from sales of long-term investment		0	0	2,000	25,000
Loans to third-party companies		(47,735)	(6,826)	(265,613)	0
Loan to a related party		(3,000)	(429)	0	0
Other investing activities		851	122	903	1,823
Net cash provided by (used in) investing activities		164,470	23,521	(558,887)	2,413,069
Cash flows from financing activities
Settlement of deferred payment in connection with business acquisition		(17,132)	(2,450)	0	0
Proceeds from exercise of share options		5	1	18	601
Repurchase of ordinary shares		(749,983)	(107,246)	(1,197,439)	(212,195)
Repurchase of subsidiary's share options		0	0	0	(4,319)
Dividends payment		(346,182)	(49,503)	(716,302)	(958,052)
Proceeds from short-term borrowings		0	0	2,365,535	0
Proceeds from long-term borrowings		0	0	0	2,154,000
Repayment of short-term borrowings		(2,365,535)	(338,267)	0	0
Repayment of long-term borrowings		(1,940,122)	(277,434)	(215,615)	0
Payment for redemption of convertible bonds		(20,221)	(2,892)	0	(2,679,942)
Net cash (used in) provided by financing activities		(5,439,170)	(777,791)	236,197	(1,699,907)
Effect of exchange rate changes		(110,196)	(15,765)	42,205	93,988
Net increase (decrease) in cash, cash equivalent and restricted cash		(4,201,787)	(600,848)	1,359,509	3,084,311
Cash and cash equivalents and restricted cash at the beginning of year		9,642,421	1,378,848	8,282,912	5,198,601
Cash, cash equivalents and restricted cash at the end of year		5,440,634	778,000	9,642,421	8,282,912
Cash and cash equivalents		5,320,022	760,753	4,122,659	5,620,466
Restricted cash		120,612	17,247	5,519,762	2,662,446
Cash, cash equivalents and restricted cash at the end of year		5,440,634	778,000	9,642,421	8,282,912
Supplemental disclosure of cash flow information:
Cash paid for income taxes	[1]	(767,938)	(109,814)	(579,534)	(599,992)
Cash paid for interest		(102,081)	(14,597)	(99,283)	(36,827)
Supplemental disclosures of non-cash investing and financing activities:
Payable for purchase of property and equipment		81,035	11,588	9,451	1,009
Right-of-use assets acquired in operating lease		40,588	5,804	254,745	85,924
Deferred consideration in connection with business acquisition		¥ 8	$ 1	¥ 65,694	¥ 0

[1]	For the year ended December 31, 2025, income taxes paid amounted to RMB747 million (US$107 million) in Chinese mainland, and RMB21 million (US$3 million) in jurisdictions outside Chinese mainland.